Analysis of Assets and Liabilities by Financial Instrument Classification (Details) - Schedule of classification of financial assets and financial liabilities - ZAR (R) R in Thousands	Feb. 28, 2023	Feb. 28, 2022
Loans from related parties [Member]
Financial assets (at fair value)
Financial liabilities	R 607	R 2,134
Trade and other payables (excludes other taxes) [Member]
Financial assets (at fair value)
Financial liabilities	329,481	250,970
Term loans [Member]
Financial assets (at fair value)
Financial liabilities	59,947	89,350
Bank overdraft [Member]
Financial assets (at fair value)
Financial liabilities	40	13,722
Total financial liabilities (other financial liabilities) [Member]
Financial assets (at fair value)
Financial liabilities	390,075	356,176
Loans to related party [Member]
Financial assets (at amortized cost)
Financial assets	25,800	19,400
Trade and other receivables (excludes prepayments and other taxes) [Member]
Financial assets (at amortized cost)
Financial assets	376,827	304,561
Cash and cash equivalents [Member]
Financial assets (at amortized cost)
Financial assets	965,790	731,748
Total financial assets (at amortized cost) [Member]
Financial assets (at amortized cost)
Financial assets	1,368,417	1,055,709
Other Financial asset [Member]
Financial assets (at fair value)
Other financial assets	R 388	R 16,664